Revenue and related balances	12 Months Ended
Dec. 31, 2021
Revenue From Contracts With Customers [Abstract]
Revenue and related balances	Revenue and related balances
Disaggregated revenue

The Company derives its revenues from two main sources, subscription to its SaaS application, and professional services revenue, which includes services such as initial implementation, project management, and training.

The following table represents disaggregation of revenue for the years ended December 31:

	December 31,
	2021	2020
	$	$
Subscription revenue	95,936	57,415
Professional services	8,306	5,502
	104,242	62,917
The following table presents revenue expected to be recognized in future years related to performance obligations that are unsatisfied as at December 31:

	2022	2023	2024 and thereafter
	$	$	$
Subscription revenue	75,330	42,697	21,911
Professional services	1,245	—	—
	76,575	42,697	21,911

Contract costs

Prior to the fourth quarter of 2021, the Company had considered the amortization period of deferred commission cost assets to be over the term of the initial contract signed with the customer due to the fact that there was not yet an established history of customer renewals after multi-year contracts. As of October 1, 2021, the Company determined the period of benefit to be five years by taking into consideration its customer contract renewal experience after multi-year contracts, the estimated life of the SaaS platform, customer relationships period and other factors. The change in accounting estimate was applied prospectively. As a result of the change, amortization of customer acquisition costs for the year ended December 31, 2021 decreased by $243. The amount of the effect in subsequent periods has not been disclosed as it is impracticable to estimate.

The following table provides information about contract costs:

	2021	2020
	$	$
Balance - January 1	2,801	1,303
Contract costs	4,787	2,519
Amortization expense	(2,349)	(1,021)
Balance - December 31	5,239	2,801

Current	1,390	1,345
Non-current	3,849	1,456
	5,239	2,801

Accrued revenues

The following table provides information about accrued revenues:

	2021	2020
	$	$
Balance - January 1	706	736
Decrease from transfers to trade receivables	(162)	(736)
Increase from revenue recognized	2,697	706
Balance - December 31	3,241	706

Deferred revenue

The following table provides information about deferred revenue:

	2021	2020
	$	$
Balance - January 1	28,331	17,997
Decrease from revenue recognized	(102,645)	(59,295)
Increase due to amounts invoiced	119,522	69,341
Foreign exchange and other movements	(514)	288
Balance - December 31	44,694	28,331